Financial Instruments	12 Months Ended
Dec. 31, 2018
Disclosure of Financial Instrument [Abstract]
Disclosure of financial instruments [text block]
25.	Financial Instruments

Financial Assets and Liabilities

Information regarding the carrying amounts of the Corporation’s financial assets and liabilities is summarized as follows:

	Fair Value Hierarchy Classification	December 31 2018	December 31 2017

Fair value through profit or loss
Warrants	Level 2	$24	$1,082
Embedded derivative - Wheaton agreement	Level 3	$9,671	$6,600

Fair value through other comprehensive loss
Investment in marketable securities	Level 1	$736	$673
		$10,431	$8,355

During the year ended December 31, 2018, the fair value of warrants were estimated using the Black-Scholes option pricing model, assuming a risk-free interest rate of 1.85% (2017 – 1.66%) per annum, an expected life of options of 0.62 to 1.98 years (2017 – 0.17 to 2.98 years), an expected volatility of 72% to 93% (2017 – 84%) based on historical volatility and no expected dividends (2017 – nil).

During the year ended December 31, 2018, the fair value of the embedded derivative related to the Wheaton agreement
was estimated using a probability-based dynamic pricing structure resulting in a mark-to-market adjustment of $3,071,000 (2017 – nil). The model currently relies upon inputs from the preliminary economic assessment dated March 29, 2017, and considers payable ounces delivered and head grade. The model is updated quarterly for the discount rate used and silver price assumptions based on the risk-free yield curve and silver price forward curve at quarter end.

The carrying amounts of all of the Corporation’s other financial assets and liabilities, carried at amortized cost, reasonably approximate their fair values due to their short-term nature.

Financial Instrument Risk Exposure

The Corporation’s activities expose it to a variety of financial risks: market risk (currency risk), credit risk and liquidity risk. Risk management is carried out by management under policies approved by the Board of Directors. Management identifies and evaluates the financial risks in co-operation with the Corporation’s operating units. The Corporation’s overall risk management program seeks to minimize potential adverse effects on the Corporation’s financial performance, in the context of its general capital management objectives as further described in Note 6.

Currency Risk

Substantially all of the Corporation’s property, plant and equipment and mineral properties are located in Canada; all of its mining operations occur in Canada; and a significant majority of its environmental services revenues are earned in Canada. However, if commercial production recommences at the Keno Hill Silver District, the Corporation’s exposure to US dollar currency risk significantly increases as sales of concentrate and the settlement of the Wheaton streaming payments will be effected in US dollars. In addition, a portion of its environmental services revenues, and receivables arising therefrom, are also denominated in US dollars. As well, while a significant majority of the Corporation’s operating costs are denominated in Canadian dollars, it does have some exposure to costs, as some accounts payable and accrued liabilities are denominated in US dollars. The Corporation is exposed to currency risk at the balance sheet date through the following financial assets and liabilities, which are denominated in US dollars:

	December 31 2018	December 31 2017

Cash and cash equivalents	$1,374	$1,336
Accounts and other receivable	917	510
Accounts payable and accrued liabilities	(649)	(298)
Net exposure	$1,642	$1,548

Based on the above net exposure at December 31, 2018, a 10% depreciation or appreciation of the US dollar against the Canadian dollar would result in an approximately $164,000 decrease or increase respectively in both net and comprehensive loss (2017 – $158,000). The Corporation has not employed any currency hedging programs during the current period.

Credit Risk

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its obligations. The Corporation’s maximum exposure to credit risk at the balance sheet date under its financial instruments is summarized as follows:

	December 31 2018	December 31 2017

Trade receivables
Currently due	$5,228	$1,035
Past due by 90 days or less, not impaired	1,375	940
Past due by greater than 90 days, not impaired	86	13
	6,689	1,988

Cash	3,629	6,019
Demand deposits	4,947	11,887
Term deposits	2,725	7,092

	$17,990	$26,986

Substantially all of the Corporation’s cash, cash equivalents and term deposits are held with major financial institutions in Canada, and management believes the exposure to credit risk with respect to such institutions is not significant. Those financial assets that potentially subject the Corporation to credit risk are primarily receivables. Management actively monitors the Corporation’s exposure to credit risk under its financial instruments, particularly with respect to receivables. The Corporation considers the risk of material loss to be significantly mitigated due to the financial strength of the parties from whom the receivables are due, including with respect to trade accounts receivable as the Corporation’s major customers include government organizations as well as substantial corporate entities. Receivables that are past due by greater than 90 days have been subsequently collected.

Liquidity Risk

Liquidity risk is the risk that the Corporation will not be able to meet its obligations associated with financial liabilities. The Corporation has a planning and budgeting process in place by which it anticipates and determines the funds required to support its normal operating requirements as well as the growth and development of its mining projects. The Corporation coordinates this planning and budgeting process with its financing activities through the capital management process described in Note 26. The Corporation’s financial liabilities are comprised of its accounts payable and accrued liabilities, the contractual maturities of which at the balance sheet date are summarized as follows:

	December 31 2018	December 31 2017

Accounts payable and accrued liabilities with contractual maturities
Within 90 days or less	$7,210	$3,601
In later than 90 days, not later than one year	-	-

	$7,210	$3,601